Thacher Proffitt & Wood LLP Two World Financial Center New York, NY 10281 212.912.7400 Fax: 212.912.7751 www.tpw.com

May 31, 2006

Mr. Kenneth Fang
Senior Counsel
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	IMH Assets Corp. Registration Statement on Form S-3 Filed January 27, 2006 File No. 333-131344

Dear Mr. Fang:

In response to our conversation of May 24, 2006, this letter will confirm that manufactured housing conditional sales contracts and installment loan agreements or interests therein, if not secured by a mortgage on real property, will not be applied towards the 55% test for purposes of Section 3(c)(5)(C) of the Investment Company Act of 1940 but will be applied towards the 55% test for purposes of 3(c)(5)(A) of the Investment Company Act of 1940.

Please contact Leigh Anne Kuiken at (212) 912-8307 or the undersigned at (212) 912-7472 with any other questions.

Sincerely, /s/ Richard D. Simonds, Jr.
Richard D. Simonds, Jr.